Annual Operating Expenses - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund - Fidelity Series Large Cap Value Index Fund
Mar. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none